UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"WASHINGTON, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: June 30, 2001"

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		"New York, NY  10005"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, and " "that it is understood that all required items, statements, " "schedules, lists, and tables, are considered integral parts of " this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

"Signature, Place, and Date of Signing:"



"Joseph A. Zock, New York, New York, August 6, 2001"

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name





Capital Management Associates
FORM 13F
30-Jun-01

                                                                              Voting Authority
                                   Title of       Value   Shares/ Sh/PutInvstmOther
Name of Issuer                      classCUSIP    (x$1000)Prn Amt PrnCalDscretManagers     Sole    SharedNone

ALBERTSON'S INC                    COM   013104104   20279  676200SH    Sole                 676200
APACHE CORP.                       COM   037411105   11452  225650SH    Sole                 225650
AXCELIS TECHNOLOGIES               COM   054540109    4069  274900SH    Sole                 274900
BARD (C.R.) INC.                   COM   067383109   23885  419400SH    Sole                 419400
BECKMAN COULTER INC.               COM   075811109   19919  488200SH    Sole                 488200
BOWATER INC.                       COM   102183100    9033  201900SH    Sole                 201900
BRINKER INTERNATIONAL INC          COM   109641100   18889  730725SH    Sole                 730725
CENDANT CORP                       COM   151313103   22435 1150500SH    Sole                1150500
COMPASS BANCSHARES INC             COM   20449h109   25795  973400SH    Sole                 973400
CONSTELLATION ENERGY GROUP         COM   210371100   15391  361300SH    Sole                 361300
DEERE & CO                         COM   244199105   10441  275850SH    Sole                 275850
DIAL CORP.                         COM   25247D101   20313 1425450SH    Sole                1425450
ENSCO INTERNATIONAL INC            COM   26874Q100   10869  464500SH    Sole                 464500
FLOWERS FOODS INC.                 COM   343498101   26804  855000SH    Sole                 855000
HARCOURT GENERAL INC.              COM   41163g101   18376  315800SH    Sole                 315800
HELIX TECHNOLOGY CORP              COM   423319102    3520  115500SH    Sole                 115500
MCCORMICK & CO-NON VTG SHRS        COM   579780206   19691  468600SH    Sole                 468600
NABORS INDUSTRIES INC.             COM   629568106   12486  335650SH    Sole                 335650
OFFICE DEPOT                       COM   676220106   19496 1878200SH    Sole                1878200
PHELPS DODGE CORP.                 COM   717265102   15438  372000SH    Sole                 372000
QUANTA SERVICES INC                COM   7.48E+106   17667  801600SH    Sole                 801600
RENAISSANCERE HOLDINGS LTD         COM   g7496g103   21526  290700SH    Sole                 290700
SARA LEE CORP                      COM   803111103   15379  812000SH    Sole                 812000
SCANA CORP                         COM   80589m102   18327  645300SH    Sole                 645300
SEMPRA ENERGY                      COM   816851109   19252  704178SH    Sole                 704178
SKYWEST INC.                       COM   830879102   21025  750900SH    Sole                 750900
SOUTHWEST AIRLINES                 COM   844741108   17741959512.5SH    Sole               959512.5
TEXAS INDUSTRIES INC.              COM   882491103   11055  321450SH    Sole                 321450
TOMMY HILFIGER CORP                COM   G8915Z102   23514 1679600SH    Sole                1679600
TXU CORPORATION                    COM   882848104   27769  576250SH    Sole                 576250
UNOCAL CORP                        COM   915289102   14865  435300SH    Sole                 435300
WEATHERFORD INTERNATIONAL          COM   947074100   13554  282380SH    Sole                 282380
WEYERHAEUSER CO.                   COM   962166104   17406  316650SH    Sole                 316650
ZIONS BANCORPORATION               COM   989701107   25635  434500SH    Sole                 434500